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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585


                   	  Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Research Fund
           Schedule of Investments  3/31/09 (unaudited)

Shares                                                             Value
           COMMON STOCKS - 98.8 %
           Energy - 13.0 %
           Integrated Oil & Gas - 3.8 %
43,766     Chevron Corp.                                       $ 2,942,826
           Oil & Gas Drilling - 0.8 %
10,000     Transocean Ltd. *                                   $  588,400
           Oil & Gas Equipment & Services - 1.8 %
45,400     Halliburton Co. *                                   $  702,338
61,708     Weatherford International, Inc. *                      683,108
                                                               $ 1,385,446
           Oil & Gas Exploration & Production - 5.6 %
25,500     Anadarko Petroleum Corp.                            $  991,695
16,332     Apache Corp.                                          1,046,718
23,600     Devon Energy Corp.                                    1,054,684
16,200     Range Resources Corp. (b)                              666,792
21,400     Southwestern Energy Co. *                              635,366
                                                               $ 4,395,255
           Oil & Gas Storage & Transportation - 1.1 %
131,142    El Paso Corp. (b)                                   $  819,638
           Total Energy                                        $ 10,131,565
           Materials - 3.2 %
           Fertilizers & Agricultural Chemicals - 1.3 %
12,600     Monsanto Co.                                        $ 1,047,060
           Industrial Gases - 0.8 %
17,700     Airgas, Inc.                                        $  598,437
           Paper Packaging - 0.6 %
37,100     Packaging Corp. of America                          $  483,042
           Steel - 0.5 %
9,500      Nucor Corp.                                         $  362,615
           Total Materials                                     $ 2,491,154
           Capital Goods - 7.4 %
           Aerospace & Defense - 2.4 %
21,308     Northrop Grumman Corp. *                            $  929,881
21,590     United Technologies Corp.                              927,938
                                                               $ 1,857,819
           Construction & Engineering - 0.9 %
51,146     KBR, Inc.                                           $  706,326
           Industrial Conglomerates - 1.5 %
23,725     3M Co.                                              $ 1,179,607
           Industrial Machinery - 1.6 %
29,372     Crane Co.                                           $  495,799
15,493     SPX Corp.                                              728,326
                                                               $ 1,224,125
           Trading Companies & Distributors - 1.0 %
10,800     W.W. Grainger, Inc. (b)                             $  757,944
           Total Capital Goods                                 $ 5,725,821
           Transportation - 1.9 %
           Air Freight & Couriers - 1.4 %
9,300      C H Robinson Worldwide, Inc.                        $  424,173
11,000     FedEx Corp.                                            489,390
16,000     UTI Worldwide Inc. *                                   191,200
                                                               $ 1,104,763
           Railroads - 0.5 %
11,000     Canadian National Railway Co.                       $  389,950
           Total Transportation                                $ 1,494,713
           Automobiles & Components - 0.2 %
           Auto Parts & Equipment - 0.2 %
9,160      BorgWarner, Inc.                                    $  185,948
           Total Automobiles & Components                      $  185,948
           Consumer Services - 2.7 %
           Hotels, Resorts & Cruise Lines - 0.7 %
33,100     Marriott International, Inc. (b)                    $  541,516
           Restaurants - 2.0 %
28,574     McDonald's Corp.                                    $ 1,559,283
           Total Consumer Services                             $ 2,100,799
           Media - 2.5 %
           Cable & Satellite - 0.5 %
15,228     Time Warner Cable, Inc. *                           $  377,653
           Movies & Entertainment - 2.0 %
57,167     Time Warner, Inc.                                   $ 1,103,317
28,243     Viacom, Inc. (Class B) *                               490,863
                                                               $ 1,594,180
           Total Media                                         $ 1,971,833
           Retailing - 3.2 %
           Apparel Retail - 1.0 %
29,162     TJX Companies, Inc.                                 $  747,714
           General Merchandise Stores - 1.1 %
24,881     Target Corp.  (b)                                   $  855,658
           Home Improvement Retail - 1.1 %
36,800     Home Depot, Inc.                                    $  867,008
           Total Retailing                                     $ 2,470,380
           Food & Drug Retailing - 3.4 %
           Drug Retail - 1.2 %
33,359     CVS/Caremark Corp.                                  $  917,039
           Hypermarkets & Supercenters - 2.2 %
33,650     Wal-Mart Stores, Inc.                               $ 1,753,165
           Total Food & Drug Retailing                         $ 2,670,204
           Food, Beverage & Tobacco - 6.4 %
           Distillers & Vintners - 0.7 %
42,900     Constellation Brands, Inc. *                        $  510,510
           Packaged Foods & Meats - 1.2 %
9,200      General Mills, Inc.                                 $  458,896
14,000     Hershey Foods Corp.                                    486,500
                                                               $  945,396
           Soft Drinks - 1.6 %
23,900     PepsiCo, Inc.                                       $ 1,230,372
           Tobacco - 2.9 %
23,450     Altria Group, Inc. (b)                              $  375,669
9,991      Lorillard, Inc.                                        616,844
36,650     Philip Morris International, Inc.                     1,304,007
                                                               $ 2,296,520
           Total Food, Beverage & Tobacco                      $ 4,982,798
           Household & Personal Products - 2.7 %
           Household Products - 1.5 %
22,305     Church & Dwight Co., Inc.                           $ 1,164,990
           Personal Products - 1.2 %
41,600     Alberto-Culver Co. (Class B)                        $  940,576
           Total Household & Personal Products                 $ 2,105,566
           Health Care Equipment & Services - 4.3 %
           Health Care Distributors - 0.5 %
10,600     McKesson Corp.                                      $  371,424
           Health Care Equipment - 1.8 %
13,500     Baxter International, Inc.                          $  691,470
24,324     Medtronic, Inc.                                        716,828
                                                               $ 1,408,298
           Health Care Services - 1.3 %
22,700     DaVita, Inc. *                                      $  997,665
           Managed Health Care - 0.7 %
27,300     United Healthcare Group, Inc.                       $  571,389
           Total Health Care Equipment & Services              $ 3,348,776
           Pharmaceuticals & Biotechnology - 10.8 %
           Biotechnology - 3.0 %
14,000     Alexion Pharmaceuticals, Inc. * (b)                 $  527,240
20,700     Amgen, Inc. *                                         1,025,064
14,940     Cubist Pharmaceuticals, Inc. *                         244,418
19,900     Vertex Pharmaceuticals, Inc. *                         571,727
                                                               $ 2,368,449
           Life Sciences Tools & Services - 0.9 %
18,934     Advanced Magnetics, Inc. * (b)                      $  696,203
           Pharmaceuticals - 6.9 %
24,700     Abbott Laboratories, Ltd.                           $ 1,178,190
47,306     Bristol-Myers Squibb Co.                              1,036,948
45,031     Cardiome Pharma Corp. *                                131,941
14,600     Johnson & Johnson                                      767,960
110,000    Pfizer, Inc.                                          1,498,200
15,909     Teva Pharmaceutical Industries Ltd.                    716,700
                                                               $ 5,329,939
           Total Pharmaceuticals & Biotechnology               $ 8,394,591
           Banks - 2.4 %
           Regional Banks - 2.0 %
53,968     First Horizon National Corp. * (b)                  $  579,619
34,900     KeyCorp (b)                                            274,663
12,386     PNC Bank Corp.                                         362,786
28,881     Zions Bancorporation (b)                               283,900
                                                               $ 1,500,968
           Thrifts & Mortgage Finance - 0.4 %
29,800     New York Community Bancorp, Inc. (b)                $  331,674
           Total Banks                                         $ 1,832,642
           Diversified Financials - 5.6 %
           Asset Management & Custody Banks - 1.7 %
8,874      Franklin Resources, Inc.                            $  478,042
29,453     The Bank of New York Mellon Corp.                      832,047
                                                               $ 1,310,089
           Investment Banking & Brokerage - 1.1 %
28,749     Lazard Ltd.                                         $  845,221
           Specialized Finance - 2.8 %
4,266      CME Group, Inc. (b)                                 $ 1,051,100
15,700     IntercontinentalExchange, Inc. *                      1,169,179
                                                               $ 2,220,279
           Total Diversified Financials                        $ 4,375,589
           Insurance - 2.0 %
           Property & Casualty Insurance - 2.0 %
22,800     Axis Capital Holdings, Ltd.                         $  513,912
26,264     The Traveler Companies, Inc.                          1,067,369
                                                               $ 1,581,281
           Total Insurance                                     $ 1,581,281
           Real Estate - 0.9 %
           Specialized Real Estate Investment Trusts - 0.9 %
10,600     Plum Creek Timber Co., Inc. (b)                     $  308,142
6,500      Public Storage, Inc.                                   359,125
                                                               $  667,267
           Total Real Estate                                   $  667,267
           Software & Services - 6.9 %
           Application Software - 1.1 %
15,729     Citrix Systems, Inc. *                              $  356,105
47,900     Nuance Communications, Inc. *  (b)                     520,194
                                                               $  876,299
           Internet Software & Services - 2.8 %
4,300      Google, Inc. * (b)                                  $ 1,496,658
20,400     Omniture, Inc. *  (b)                                  269,076
32,413     Yahoo!, Inc. *                                         415,211
                                                               $ 2,180,945
           Systems Software - 3.0 %
36,517     Macrovision Corp. *                                 $  649,637
30,744     Microsoft Corp.                                        564,767
59,013     Oracle Corp. *                                        1,066,365
                                                               $ 2,280,769
           Total Software & Services                           $ 5,338,013
           Technology Hardware & Equipment - 8.5 %
           Communications Equipment - 2.6 %
118,737    Cisco Systems, Inc. *                               $ 1,991,219
           Computer Hardware - 5.3 %
19,700     Apple, Inc. *                                       $ 2,070,864
55,778     Hewlett-Packard Co.                                   1,788,243
16,200     Teradata Corp. *                                       262,764
                                                               $ 4,121,871
           Office Electronics - 0.6 %
110,300    Xerox Corp.                                         $  501,865
           Total Technology Hardware & Equipment               $ 6,614,955
           Semiconductors - 2.6 %
           Semiconductors - 2.6 %
26,800     Analog Devices, Inc.                                $  516,436
15,300     Broadcom Corp. *                                       305,694
80,600     Intel Corp.                                           1,213,030
                                                               $ 2,035,160
           Total Semiconductors                                $ 2,035,160
           Telecommunication Services - 4.0 %
           Integrated Telecommunication Services - 4.0 %
53,352     Verizon Communications, Inc.                        $ 1,611,230
182,410    Windstream Corp.                                      1,470,225
                                                               $ 3,081,455
           Total Telecommunication Services                    $ 3,081,455
           Utilities - 4.2 %
           Electric Utilities - 1.3 %
31,300     Southern Co.                                        $  958,406
           Multi-Utilities - 2.9 %
12,823     NSTAR                                               $  408,797
23,800     PG&E Corp.                                             909,636
20,586     Sempra Energy                                          951,897
                                                               $ 2,270,330
           Total Utilities                                     $ 3,228,736
           TOTAL COMMON STOCKS
           (Cost  $94,234,056)                                 $ 76,829,246

Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS -  9.5%
           Securities Lending Collateral  - 9.5% (c)
           Certificates of Deposit:
181,803    Abbey National Plc, 1.58%, 8/13/09                  $ 181,803
181,796    Bank of Nova Scotia, 1.58%, 5/5/09                    181,796
290,737    Bank of Scotland NY, 1.45%, 6/5/09                    290,737
327,245    Barclays Bank, 1.13%, 5/27/09                         327,245
327,245    DnB NOR Bank ASA NY, 1.5%, 6/5/09                     327,245
333,062    Intesa SanPaolo S.p.A., 1.03%, 5/22/09                333,062
21,087     Nordea NY, 0.52%, 4/9/09                               21,087
272,704    Royal Bank of Canada NY, 1.44%, 8/7/09                272,704
327,245    Svenska Bank NY, 1.73%, 7/8/09                        327,245
363,605    CBA, 1.31%, 7/16/09                                   363,605
363,605    Societe Generale, 1.75%, 9/4/09                       363,605
363,605    U.S. Bank NA, 1.35%, 8/24/09                          363,605
                                                               $ 3,353,738
           Commercial Paper:
363,605    Monumental Global Funding, Ltd., 1.64%, 8/17/09       363,605
181,803    CME Group, Inc., 1.44%, 8/6/09                        181,803
357,060    American Honda Finance Corp., 1.29%, 7/14/09          357,060
363,605    HSBC Bank, Inc., 1.64%, 8/14/09                       363,605
90,901     IBM, 1.47%, 9/25/09                                    90,901
327,245    MetLife Global Funding, 1.71%, 6/12/09                327,245
327,245    New York Life Global, 1.37%, 9/4/09                   327,245
309,064    Westpac Banking Corp., 0.94%, 6/1/09                  309,064
                                                               $ 2,320,528
           Tri-party Repurchase Agreements:
1,090,815  Deutsche Bank, 0.21%, 4/1/09                        $ 1,090,815
302,552    Barclays Capital Markets, 0.2%, 4/1/09                302,552
                                                               $ 1,393,367
Shares
           Money Market Mutual Fund:
363,605    JPMorgan, U.S. Government Money Market Fund         $ 363,605
           Total Securities Lending Collateral                 $ 7,431,238
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $7,431,238)                                  $ 7,431,238
           TOTAL INVESTMENT IN SECURITIES - 108.3%
           (Cost  $101,665,294)(a)                             $ 84,260,484
           OTHER ASSETS AND LIABILITIES - (8.3)%               $(6,489,871)
           TOTAL NET ASSETS - 100.0%                           $ 77,770,613

*          Non-income producing security.

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $104,753,725 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 2,197,042

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value  (22,690,283)

           Net unrealized loss                                $(20,493,241)


(b)        At March 31, 2009, the following securities were out on loan:

Shares                           Security                          Value
11,000     Alexion Pharmaceuticals, Inc. *                     $  414,260
23,200     Altria Group, Inc.                                     371,664
18,000     Advanced Magnetics, Inc. *                             661,860
3,800      CME Group, Inc.                                        936,282
75,000     El Paso Corp.                                          468,750
1,000      First Horizon National Corp. *                         10,740
4,000      Google, Inc. *                                        1,392,240
56,000     KeyCorp                                                440,720
16,000     Marriott International, Inc.                           261,760
29,000     New York Community Bancorp, Inc.                       323,930
29,200     Nuance Communications, Inc. *                          317,112
18,850     Omniture, Inc. *                                       248,631
3,000      Plum Creek Timber Co., Inc.                            87,210
3,000      Range Resources Corp.                                  123,480
3,000      Target Corp.                                           103,170
5,000      W.W. Grainger, Inc.                                    350,900
27,800     Zions Bancorporation                                   273,274
                                                               $ 6,785,983


(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                 Investments
                                                                in Securities
Level 1 - Quoted Prices                                        $ 77,192,851
Level 2 - Other Significant Observable Inputs                    7,067,633
Level 3 - Significant Unobservable Inputs
Total                                                          $ 84,260,484


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 29, 2009

* Print the name and title of each signing officer under his or her signature.